SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Aggregate Reconciliation of Projected Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized

The following table provides an aggregate reconciliation of the projected benefit obligations, plan assets, funded status and amounts recognized in the Company’s Consolidated Financial Statements related to the Company’s significant pension and other post-retirement plans.

	Pension Plans		Other Post-retirement Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation — beginning of year	$(700.5)	$(642.3)	$(16.1)	$(16.1)
Service cost	(1.6)	(1.2)	—	—
Interest cost	(30.0)	(32.4)	(0.7)	(0.9)
Actuarial loss	(51.1)	(62.0)	(0.5)	(0.6)
Curtailment gain	1.7	—	—	—
Settlement gain	0.2	0.3	—	—
Benefits paid	39.0	36.8	0.8	0.9
Currency translation adjustments	(2.3)	0.3	—	0.6
Plan participant contributions	—	—	—	—

Benefit obligation — end of year	$(744.6)	$(700.5)	$(16.5)	$(16.1)

Change in Plan Assets:
Fair value of plan assets — beginning of year	$463.8	$449.5	$—	$—
Actual return on plan assets	64.2	21.3	—	—
Employer contributions	29.0	30.6	0.8	0.9
Plan participant contributions	—	—	—	—
Benefits paid	(39.0)	(36.8)	(0.8)	(0.9)
Settlement gain	(0.2)	(0.3)	—	—
Currency translation adjustments	2.4	(0.5)	—	—

Fair value of plan assets — end of year	$520.2	$463.8	$—	$—

Unfunded status of plans at December 31,	$(224.4)	$(236.7)	$(16.5)	$(16.1)

Summary of Amounts Recognized in the Consolidated Balance Sheet in Respect to Pension Plans and Other Post Retirement Benefit Plans

	Pension Plans		Other Post-retirement Benefit Plans
	December 31,
	2012	2011	2012	2011
Accrued expenses and other	$(6.4)	$(6.5)	$(0.8)	$(0.8)
Pension and other post-retirement benefit liabilities	(218.0)	(230.2)	(15.7)	(15.3)

	(224.4)	(236.7)	(16.5)	(16.1)

Accumulated other comprehensive loss	264.2	250.4	4.6	4.4
Income tax benefit	(35.9)	(28.0)	(0.5)	(0.2)
Portion allocated to Revlon Holdings	(0.9)	(0.7)	—	(0.2)

	$227.4	$221.7	$4.1	$4.0

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for Company's Pension Plans

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the Company’s pension plans are as follows:

	December 31,
	2012	2011
Projected benefit obligation	$744.6	$700.5
Accumulated benefit obligation	743.6	698.8
Fair value of plan assets	520.2	463.8

Summary of Unrecognized Components of Net Periodic Benefit Cost

Amounts recognized in accumulated other comprehensive loss at December 31, 2012 in respect of the Company’s pension plans and other post-retirement plans, which have not yet been recognized as a component of net periodic benefit cost, are as follows:

	Pension Benefits	Post-retirement Benefits	Total
Net actuarial loss	$264.2	$4.6	$268.8
Prior service cost	—	—	—

	264.2	4.6	268.8
Income tax benefit	(35.9)	(0.5)	(36.4)
Portion allocated to Revlon Holdings	(0.9)	—	(0.9)

	$227.4	$4.1	$231.5

Target Ranges per assets class

The target ranges per asset class are as follows:

Target Ranges
	U.S. Plans	International Plans
Asset Class:
Common and preferred stock	0% —10%	—
Mutual funds	20% —30%	—
Fixed income securities	10% —30%	—
Common and collective funds	25% —55%	100%
Hedge funds	0% —15%	—
Group annuity contract	0% —5%	—
Cash and other investments	0% —10%	—

Fair Value of U.S. and International Pension Plan Assets

Fair Value of Pension Plan Assets:

The following table presents information on the fair value of the U.S. and international pension plan assets at December 31, 2012 and 2011:

	U.S. Plans		International Plans
	2012	2011	2012	2011
Fair value of plan assets	$461.9	$413.7	$58.3	$50.1

Fair Values of U.S. and International Pension Plan Assets by Asset Categories

The fair values of the U.S. and International pension plan assets at December 31, 2012, by asset categories were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$18.9	$18.9	$—	$—
Mutual Funds(a):
Corporate bonds	19.4	19.4	—	—
Government bonds	16.0	16.0	—	—
U.S. large cap equity	63.2	63.2	—	—
International equities	4.6	4.6	—	—
Emerging markets international equity	5.0	5.0	—	—
Other	3.6	3.6	—	—
Fixed Income Securities:
Corporate bonds	49.8	—	49.2	0.6
Government bonds	9.9	—	9.9	—
Common and Collective Funds(a) :
Corporate bonds	57.0	—	57.0	—
Government bonds	70.2	—	70.2	—
U.S. large cap equity	27.0	—	27.0	—
U.S. small/mid cap equity	17.7	—	17.7	—
International equities	74.3	—	74.3	—
Emerging markets international equity	17.7	—	17.7	—
Cash and Cash Equivalents	3.0	—	3.0	—
Other	1.1	—	1.1	—
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Hedge Funds(a):
Corporate bonds	4.2	—	4.2	—
Government bonds	30.9	—	30.9	—
U.S. large cap equity	4.6	—	4.6	—
International equities	3.1	—	3.1	—
Foreign exchange contracts	—	—	—	—
Cash and Cash Equivalents	6.0	—	6.0	—
Other	3.8	—	3.8	—
Group Annuity Contract	2.3	—	2.3	—
Cash and Cash Equivalents	6.9	6.9	—	—

Fair value of plan assets at December 31, 2012	$520.2	$137.6	$382.0	$0.6

The fair values of the U.S. and International pension plan assets at December 31, 2011, by asset categories were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$15.7	$15.7	$—	$—
Mutual Funds(a):
Corporate bonds	23.1	23.1	—	—
Government bonds	10.1	10.1	—	—
U.S. large cap equity	53.9	53.9	—	—
International equities	1.6	1.6	—	—
Emerging markets international equity	3.8	3.8	—	—
Other	3.7	3.7	—	—
Fixed Income Securities:
Corporate bonds	86.1	—	86.1	—
Government bonds	30.4	—	30.4	—
Common and Collective Funds(a) :
Corporate bonds	31.7	—	31.7	—
Government bonds	28.5	—	28.5	—
U.S. large cap equity	18.7	—	18.7	—
U.S. small/mid cap equity	14.5	—	14.5	—
International equities	64.3	—	64.3	—
Emerging markets international equity	15.2	—	15.2	—
Cash and Cash Equivalents	0.8	—	0.8	—
Other	4.5	—	4.5	—
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Hedge Funds(a):
Government bonds	23.9	—	23.9	—
U.S. large cap equity	1.9	—	1.9	—
International equities	3.5	—	3.5	—
Foreign exchange contracts	5.0	—	5.0	—
Cash and Cash Equivalents	0.7	0.7	—	—
Other	4.3	—	4.3	—
Group Annuity Contract	2.1	—	2.1	—
Cash and Cash Equivalents	15.8	15.8	—	—

Fair value of plan assets at December 31, 2011	$463.8	$128.4	$335.4	$—

(a)	The investments in mutual funds, common and collective funds and hedge funds are disclosed above within the respective underlying investments’ class (i.e., various equities, corporate bonds, government bonds and other investment classes), while the fair value hierarchy levels of the investments are based on the Company’s direct ownership unit of account.

Summary of Changes in Fair Values of U.S. and International Pension Plans' Level 3 Assets

The following table sets forth a summary of changes in the fair values of the U.S. and International pension plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

	Total	Fixed Income Securities	Hedge Funds
Balance, January 1, 2011	$13.5	$0.1	$13.4
Actual return on plan assets sold during the year	(0.1)	—	(0.1)
Purchases, sales, and settlements, net	(13.4)	(0.1)	(13.3)

Balance, December 31, 2011	$—	$—	$—

Purchases, sales, and settlements, net	0.6	0.6	—

Balance, December 31, 2012	$0.6	$0.6	$—

Summary of Benefit Payments Expected to be Paid Out of Company's Pension and Other Post-retirement Benefit Plans

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid out of the Company’s pension and other post-retirement benefit plans:

	Total Pension Benefits	Total Other Benefits
2013	$39.9	$1.3
2014	40.9	1.3
2015	41.6	1.3
2016	42.4	1.3
2017	43.1	1.3
Years 2018 to 2022	226.3	6.1

Projected Benefit Obligation Assumptions [Member]
Weighted-Average Assumptions

The following weighted-average assumptions were used to determine the Company’s projected benefit obligation of the Company’s U.S. and International pension plans at the end of the respective years:

	U.S. Plans		International Plans
	2012	2011	2012	2011
Discount rate	3.78%	4.38%	4.33%	4.77%
Rate of future compensation increases	3.00%	3.50%	2.97%	3.05%

Net Periodic Benefit Cost Assumptions [Member]
Weighted-Average Assumptions

The following weighted-average assumptions were used to determine the Company’s net periodic benefit cost of the Company’s U.S. and International pension plans during the respective years:

	U.S. Plans			International Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.38%	5.17%	5.68%	4.77%	5.32%	5.63%
Expected long-term return on plan assets	7.75%	8.00%	8.25%	6.22%	6.25%	6.50%
Rate of future compensation increases	3.50%	3.50%	3.50%	3.05%	3.53%	4.39%